As filed with the Securities and Exchange Commission on February 6, 2020

1933 Act File No. 333-150525

1940 Act File No. 811-22201

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 257	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 259	☒

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Angela Brickl	Stacy L. Fuller
Direxion Advisors, LLC	K&L Gates LLP
1301 Avenue of the Americas (6th Avenue)	1601 K Street, NW
28th Floor	Washington, DC 20006
New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 6, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 246 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on September 6, 2019, and pursuant to Rule 485(a)(2) would become effective on November 20, 2019.

Post-Effective Amendment No. 250 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 6, 2019 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 251 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 13, 2019 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 252 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 10, 2020 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 254 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 7, 2020 as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No. 257 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 6, 2020 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 257 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 257 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 257 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on February 6, 2020.

DIREXION SHARES ETF TRUST

By:	/s/ Patrick J. Rudnick*
Patrick J. Rudnick
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 257 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill*	Chairman of the Board	February 6, 2020
Daniel D. O’Neill

/s/ Gerald E. Shanley III*	Trustee	February 6, 2020
Gerald E. Shanley III

/s/ John Weisser*	Trustee	February 6, 2020
John Weisser

/s/ Jacob C. Gaffey*	Trustee	February 6, 2020
Jacob C. Gaffey

/s/ David L. Driscoll*	Trustee	February 6, 2020
David L. Driscoll

/s/ Henry W. Mulholland*	Trustee	February 6, 2020
Henry W. Mulholland

/s/ Kathleen M. Berkery*	Trustee	February 6, 2020
Kathleen M. Berkery

/s/ Patrick J. Rudnick*	Principal Executive Officer and	February 6, 2020
Patrick J. Rudnick	Principal Financial Officer

*By: /s/ Angela Brickl

Attorney-In-Fact pursuant to the Powers of Attorney filed with Post-Effective Amendment Nos. 243 and 253 to the Trust’s Registration Statement filed with the SEC on June 10, 2019 and November 26, 2019, respectively.